Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000195574_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000195574_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000195574_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.48%
C000161034_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000161034_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000161034_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000177148_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.38%
C000177148_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.59%
C000177148_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%
C000177148_3_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%
C000177148_3_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.89%
C000177148_3_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%
C000163540_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000163540_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000163540_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000158877_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.26%
C000158877_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.88%
C000158877_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.96%
C000158877_3_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%
C000158877_3_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.82%
C000158877_3_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%
C000163539_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000163539_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000163539_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000103377_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000103377_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000103377_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000195574_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	36.11%
C000195574_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000195574_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%
C000195574_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	36.28%
C000195574_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.54%
C000195574_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.90%
C000161034_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%
C000161034_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.57%
C000161034_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.90%
C000161034_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.66%
C000161034_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.76%
C000161034_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.06%
C000161034_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.66%
C000161034_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.76%
C000161034_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000177148_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.00%
C000177148_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.44%
C000177148_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.86%
C000177148_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.00%
C000177148_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.52%
C000177148_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.98%
C000177148_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000177148_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000177148_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000163540_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.54%
C000163540_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.84%
C000163540_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.05%
C000158877_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.95%
C000158877_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.01%
C000158877_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000158877_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.80%
C000158877_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.97%
C000158877_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.51%
C000158877_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000158877_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000158877_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000163539_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%
C000163539_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.36%
C000163539_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.66%
C000163539_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%
C000163539_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.44%
C000163539_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.69%
C000163539_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%
C000163539_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.44%
C000163539_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000103377_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000103377_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.41%
C000103377_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.65%
C000103377_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%
C000103377_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.44%
C000103377_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.69%
C000103377_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%
C000103377_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.44%
C000103377_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent